Goodwill (Details Narrative) (10-K) - USD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2019
Goodwill			$ 139,754
Goodwill impairment		$ 139,754
Early Adopter.Com [Member]
Goodwill		140,000
Goodwill impairment		$ 0